Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Number of options, Outstanding at beginning of year | shares	37,710,000	35,199,000
Number of options, Granted | shares	0	4,937,000
Number of options, Exercised | shares		(1,842,000)
Number of options, Forfeited | shares		(518,000)
Number of options, Expired | shares		(66,000)
Number of options, Outstanding at end of year | shares		37,710,000
Number of options, Vested or expected to vest at end of year | shares		36,621,000
Number of options , Exercisable at end of year | shares		19,562,000
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 29.55	$ 28.95
Weighted-average exercise price, Granted | $ / shares		33.16
Weighted-average exercise price, Exercised | $ / shares		27.02
Weighted-average exercise price, Forfeited | $ / shares		32.03
Weighted-average exercise price, Expired | $ / shares		32.02
Weighted Average Exercise Price Outstanding at end of year | $ / shares		29.55
Weighted Average Exercise Price Vested or expected to vest at end of year | $ / shares		29.46
Weighted Average Exercise Price Exercisable at end of year | $ / shares		$ 26.98
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year		6 years 7 months 6 days
Weighted average remaining contractual life, Vested or expected to vest at end of year		6 years 6 months
Weighted average remaining contractual life, Exercisable at end of year		4 years 6 months
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance | $		$ 357,376
Aggregate intrinsic value,Vested or expected to vest at end of year | $		350,508
Aggregate intrinsic value, Exercisable at end of year | $		$ 235,652